Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Short Term Investments

(€’000)	As at 31 December,
	2018	2017
Short-term cash deposits	8,559	10,653
Investment in equity securities	639	—

Total	9,197	10,653